Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Stock-based compensation	$ 2,825	$ 2,489
Research credits	5,401	5,436
Depreciation	(12)	(13)
Net operating loss carryforwards	47,261	43,700
Inventory reserve	203	544
Other	845	492
Total deferred tax assets	56,523	52,648
Valuation allowance	$ (56,523)	$ (52,648)